Partners' Capital, Equity and Incentive Compensation Plans	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Partners’ Capital, Equity and Incentive Compensation Plans

8. Partners’ Capital, Equity and Incentive Compensation Plans

QualityTech, LP

QTS has the full power and authority to do all the things necessary to conduct the business of the Operating Partnership.
As of December 31, 2014, the Operating Partnership had three classes of limited partnership units outstanding: Class A units of limited partnership interest (“Class A units”), Class RS LTIP units of limited partnership interest (“Class RS units”) and Class O LTIP units of limited partnership units (“Class O Units”). The Class A Units are redeemable at any time on or after one year following the later of November 1, 2013 (which is the beginning of the first full calendar month following the completion of the IPO) or the date of initial issuance. The Company may in its sole discretion elect to assume and satisfy the redemption amount with cash or its shares. Class RS units or Class O units were issued upon grants made under the QualityTech, LP 2010 Equity Incentive Plan (the “2010 Equity Incentive Plan”). Class RS units and Class O units may be subject to vesting and are pari passu with Class A units of the Operating Partnership. Each Class RS Unit and Class O Unit is convertible into Class A Units by the Operating Partnership at any time or by the holder at any time following full vesting (if such unit is subject to vesting) based on formulas contained in the partnership agreement. In addition, upon certain circumstances set forth in the partnership agreement, vested Class RS Units automatically convert into Class A Units of the Operating Partnership.

QTS Realty Trust, Inc.

In connection with its IPO, QTS issued Class A common stock and Class B common stock. Class B common stock entitles the holder to 50 votes per share and was issued to enable the Company’s Chief Executive Officer to exchange 2% of his Operating Partnership units so he may have a vote proportionate to his economic interest in the Company. Also in connection with its IPO, QTS adopted the QTS Realty Trust, Inc. 2013 Equity Incentive plan (the “2013 Equity Incentive Plan”), which authorized 1.75 million shares to be issued under the plan, including options to purchase Class A common stock, restricted Class A common stock, Class O units, and Class RS units. The following is a summary of award activity under the 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and related information for the years ended December 31, 2014, 2013 and 2012:

	2010 Equity Incentive Plan					2013 Equity Incentive Plan
	Number of Class O units	Weighted average exercise price	Weighted average fair value	Number of Class RS units	Weighted average price	Options	Weighted average exercise price	Weighted average fair value	Restricted Stock	Weighted average price
Outstanding at January 1, 2012	699,368	$20.00	$4.38	50,000	$—	—	$—	$—	—	$—
Granted	908,925	25.00	$1.99	150,000	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction(1)	—	—	—	(21,250)	—	—	—	—	—	—
Cancelled/Expired	(136,350)	—	4.41	—	—	—	—	—	—	—
Outstanding at December 31, 2012	1,471,943	$23.09	$2.84	178,750	$—	—	$—	$—	—	$—
Granted	224,244	25.00	10.62	—	—	370,410	21.00	3.50	108,629	21.00
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction(1)	—	—	—	(5,000)	—	—	—	—	—	—
Cancelled/Expired	(73,440)	—	5.31	—	—	(2,500)	—	3.52	—	—
Outstanding at December 31, 2013	1,622,747	$23.44	$3.84	173,750	$21.86	367,910	$21.00	$3.50	108,629	$21.00
Granted	—	—	—	—	—	238,039	25.59	4.96	172,102	32.66
Exercised(2)	(15,750)	20.71	4.75	—	—	(3,000)	21.00	3.52	(25,786)	21.00
Released from restriction(1)	—	—	—	(99,125)	—	—	—	—	—	—
Cancelled/Expired(3)	(88,280)	26.70	6.05	—	—	(18,000)	21.00	3.52	(8,160)	21.00
Outstanding at December 31, 2014	1,518,717	$23.49	$3.75	74,625	$23.49	584,949	$22.87	$4.10	246,785	$29.13

(1)	This represents Class RS units that upon vesting have converted to Operating Partnership units.
(2)
This represents the Class A common stock that has been released from restriction and which was not surrendered by the holder to satisfy their statutory minimum federal and state tax obligations associated with the vesting of restricted common stock.

(3)
Includes 8,160 of restricted Class A common stock surrendered by certain employees to satisfy their statutory minimum federal and state tax obligations associated with the vesting of restricted common stock.

The assumptions and fair values for Class O units, Class RS units, restricted stock and options to purchase shares of Class A common stock granted for the years ended December 31, 2014, 2013 and 2012 are included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

	2014	2013	2012
Fair value of Class RS Units granted	$—	$—	$7.15
Fair value of Class O Units granted	$—	$10.26 – $10.92	$1.79 – $2.32
Fair value of restricted stock granted	$25.51 – $35.51	$21.00	$—
Fair value of options granted	$4.94 – $5.98	$3.45 – $3.52	$—
Expected term (years)	5.5 – 6.1	5.5 – 7.0	4
Expected volatility	33%	32% – 40%	55%
Expected dividend yield	4.02 – 4.55%	5.5%	0%
Expected risk-free interest rates	1.7 – 1.9%	1.4% – 1.8%	0.17%
The following table summarizes information about awards outstanding as of December 31, 2014.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units	$—	74,625	2
Class O Units	$20 – 25	1,518,717	1
Total Operating Partnership awards outstanding		1,593,342

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock	$—	246,785	3
Options to purchase Class A common stock	$21 – 28.82	584,949	2
Total QTS Realty Trust, Inc. awards outstanding		831,734
All nonvested LTIP unit awards are valued as of the grant date and generally vest ratably over a defined service period. Certain nonvested LTIP unit awards vest on the earlier of achievement by the Company of various performance goals or specified dates in 2015 and 2016. As of December 31, 2014 there were 0.7 million, 0.1 million, 0.2 million and 0.4 million nonvested Class O units, Class RS units, restricted Class A common stock and options to purchase Class A common stock outstanding, respectively. As of December 31, 2014 the Company had $10.5 million of unrecognized equity-based compensation expense which will be recognized over the remaining vesting period of up to 4 years. The total intrinsic value of the awards outstanding at December 31, 2014 was $31.6 million.
On January 7, 2014 the Company paid a dividend to common stockholders of $0.24 per common share and the Operating Partnership made a distribution to its partners of $0.24 per unit in an aggregate amount of $9.0 million.
On April 8, July 8 and October 7, 2014 and January 7, 2015, the Company paid its regular quarterly cash dividend of $0.29 per common share and the Operating Partnership made a distribution to its partners of $0.29 per unit in an aggregate amount of $10.7 million, $10.7 million, $10.5 million and $10.7 million, respectively. Additionally, a distribution of approximately $200,000 was made to Class O unit holders during the three months ended June 30, 2014 to cover federal, state and local taxes on the allocated taxable income of the Class O units.

Qualitytech, LP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Partners’ Capital, Equity and Incentive Compensation Plans

8. Partners’ Capital, Equity and Incentive Compensation Plans

QualityTech, LP

QTS has the full power and authority to do all the things necessary to conduct the business of the Operating Partnership.
As of December 31, 2014, the Operating Partnership had three classes of limited partnership units outstanding: Class A units of limited partnership interest (“Class A units”), Class RS LTIP units of limited partnership interest (“Class RS units”) and Class O LTIP units of limited partnership units (“Class O Units”). The Class A Units are redeemable at any time on or after one year following the later of November 1, 2013 (which is the beginning of the first full calendar month following the completion of the IPO) or the date of initial issuance. The Company may in its sole discretion elect to assume and satisfy the redemption amount with cash or its shares. Class RS units or Class O units were issued upon grants made under the QualityTech, LP 2010 Equity Incentive Plan (the “2010 Equity Incentive Plan”). Class RS units and Class O units may be subject to vesting and are pari passu with Class A units of the Operating Partnership. Each Class RS Unit and Class O Unit is convertible into Class A Units by the Operating Partnership at any time or by the holder at any time following full vesting (if such unit is subject to vesting) based on formulas contained in the partnership agreement. In addition, upon certain circumstances set forth in the partnership agreement, vested Class RS Units automatically convert into Class A Units of the Operating Partnership.

QTS Realty Trust, Inc.

In connection with its IPO, QTS issued Class A common stock and Class B common stock. Class B common stock entitles the holder to 50 votes per share and was issued to enable the Company’s Chief Executive Officer to exchange 2% of his Operating Partnership units so he may have a vote proportionate to his economic interest in the Company. Also in connection with its IPO, QTS adopted the QTS Realty Trust, Inc. 2013 Equity Incentive plan (the “2013 Equity Incentive Plan”), which authorized 1.75 million shares to be issued under the plan, including options to purchase Class A common stock, restricted Class A common stock, Class O units, and Class RS units. The following is a summary of award activity under the 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and related information for the years ended December 31, 2014, 2013 and 2012:

	2010 Equity Incentive Plan					2013 Equity Incentive Plan
	Number of Class O units	Weighted average exercise price	Weighted average fair value	Number of Class RS units	Weighted average price	Options	Weighted average exercise price	Weighted average fair value	Restricted Stock	Weighted average price
Outstanding at January 1, 2012	699,368	$20.00	$4.38	50,000	$—	—	$—	$—	—	$—
Granted	908,925	25.00	$1.99	150,000	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction(1)	—	—	—	(21,250)	—	—	—	—	—	—
Cancelled/Expired	(136,350)	—	4.41	—	—	—	—	—	—	—
Outstanding at December 31, 2012	1,471,943	$23.09	$2.84	178,750	$—	—	$—	$—	—	$—
Granted	224,244	25.00	10.62	—	—	370,410	21.00	3.50	108,629	21.00
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction(1)	—	—	—	(5,000)	—	—	—	—	—	—
Cancelled/Expired	(73,440)	—	5.31	—	—	(2,500)	—	3.52	—	—
Outstanding at December 31, 2013	1,622,747	$23.44	$3.84	173,750	$21.86	367,910	$21.00	$3.50	108,629	$21.00
Granted	—	—	—	—	—	238,039	25.59	4.96	172,102	32.66
Exercised(2)	(15,750)	20.71	4.75	—	—	(3,000)	21.00	3.52	(25,786)	21.00
Released from restriction(1)	—	—	—	(99,125)	—	—	—	—	—	—
Cancelled/Expired(3)	(88,280)	26.70	6.05	—	—	(18,000)	21.00	3.52	(8,160)	21.00
Outstanding at December 31, 2014	1,518,717	$23.49	$3.75	74,625	$23.49	584,949	$22.87	$4.10	246,785	$29.13

(1)	This represents Class RS units that upon vesting have converted to Operating Partnership units.
(2)
This represents the Class A common stock that has been released from restriction and which was not surrendered by the holder to satisfy their statutory minimum federal and state tax obligations associated with the vesting of restricted common stock.

(3)
Includes 8,160 of restricted Class A common stock surrendered by certain employees to satisfy their statutory minimum federal and state tax obligations associated with the vesting of restricted common stock.

The assumptions and fair values for Class O units, Class RS units, restricted stock and options to purchase shares of Class A common stock granted for the years ended December 31, 2014, 2013 and 2012 are included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

	2014	2013	2012
Fair value of Class RS Units granted	$—	$—	$7.15
Fair value of Class O Units granted	$—	$10.26 – $10.92	$1.79 – $2.32
Fair value of restricted stock granted	$25.51 – $35.51	$21.00	$—
Fair value of options granted	$4.94 – $5.98	$3.45 – $3.52	$—
Expected term (years)	5.5 – 6.1	5.5 – 7.0	4
Expected volatility	33%	32% – 40%	55%
Expected dividend yield	4.02 – 4.55%	5.5%	0%
Expected risk-free interest rates	1.7 – 1.9%	1.4% – 1.8%	0.17%
The following table summarizes information about awards outstanding as of December 31, 2014.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units	$—	74,625	2
Class O Units	$20 – 25	1,518,717	1
Total Operating Partnership awards outstanding		1,593,342

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock	$—	246,785	3
Options to purchase Class A common stock	$21 – 28.82	584,949	2
Total QTS Realty Trust, Inc. awards outstanding		831,734
All nonvested LTIP unit awards are valued as of the grant date and generally vest ratably over a defined service period. Certain nonvested LTIP unit awards vest on the earlier of achievement by the Company of various performance goals or specified dates in 2015 and 2016. As of December 31, 2014 there were 0.7 million, 0.1 million, 0.2 million and 0.4 million nonvested Class O units, Class RS units, restricted Class A common stock and options to purchase Class A common stock outstanding, respectively. As of December 31, 2014 the Company had $10.5 million of unrecognized equity-based compensation expense which will be recognized over the remaining vesting period of up to 4 years. The total intrinsic value of the awards outstanding at December 31, 2014 was $31.6 million.
On January 7, 2014 the Company paid a dividend to common stockholders of $0.24 per common share and the Operating Partnership made a distribution to its partners of $0.24 per unit in an aggregate amount of $9.0 million.
On April 8, July 8 and October 7, 2014 and January 7, 2015, the Company paid its regular quarterly cash dividend of $0.29 per common share and the Operating Partnership made a distribution to its partners of $0.29 per unit in an aggregate amount of $10.7 million, $10.7 million, $10.5 million and $10.7 million, respectively. Additionally, a distribution of approximately $200,000 was made to Class O unit holders during the three months ended June 30, 2014 to cover federal, state and local taxes on the allocated taxable income of the Class O units.